Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
	2018	2017

Accrued outside services	$249,250	$165,427
Deferred revenue	201,924	13,317
Accrued executive severance	127,000	118,000
Accrued board of director's fees	100,000	125,000
Accrued audit and tax preparation	86,150	73,800
Accrued travel	69,926	39,926
Deferred rent	48,745	51,191
Accrued legal professional fees	47,451	61,890
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	5,757	-
Accrued other	17,131	11,399
	$966,984	$673,600

Accrued expenses consist of the following at December 31, 2017 and 2016:

	2017	2016

Accrued outside services	$165,427	$31,533
Accrued board of director's fees	125,000	16,000
Accrued executive severance	118,000	100,000
Accrued audit and tax preparation	73,800	100,000
Accrued legal professional fees	61,890	45,000
Deferred rent	51,191	41,341
Accrued travel	39,926	—
Accrued clinical study expenses	13,650	13,650
Deferred revenue	13,317	18,810
Accrued other	11,399	8,754
	$673,600	$375,088

On November 6, 2012, the Company entered into a Severance and Advisory Agreement (the “Severance Agreement”) with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company. Pursuant to the Severance Agreement, Mr. Cashman will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first. The Company achieved three of the four bonus payment events in 2014 and paid $300,000 in accrued executive severance during the year ended December 31, 2014. The accrued executive severance at December 31, 2017 represents the unpaid portion of the bonus payments plus accrued interest due to late payment and the accrued executive severance at December 31, 2016 represents the unpaid portion of the bonus payments.